Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Share Based Payments Expense

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2020 and 2019:

	June 30, 2020		June 30, 2019
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$92,000	(c)	$290,000	(c)
Stock options and warrants issued for services	12,000	(d)	34,000	(d)
Shares issued for services	193,000	(a)	-
	$297,000		$324,000

Summary of Stock Option Activity

Stock option activity for the six months ended June 30, 2020 is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding at January 1, 2020	296,900	$6.64	1.40	$-
Exercised	-	$-
Canceled	(1,500)	$7.26
Outstanding at June 30, 2020(Unaudited)	295,400	$6.64	0.90	$-
Vested and expected to be vested as of June 30, 2020(Unaudited)	295,400	$6.64	0.90	$-
Options exercisable as of June 30, 2020 (vested)(Unaudited)	295,400	$6.64	0.90	$-

Schedule of Non-vested Share Activity

The following table summarizes the status of options which contain vesting provisions:

	Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2020	41,650	$3.5
Vested	(41,650)	$3.5
Canceled	-
Non-vested at June 30, 2020 (Unaudited)	-	$-

Schedule of Warrant Outstanding and Exercisable

As of June 30, 2020, the weighted average exercise price was $5.0 and the weighted average remaining life was 2.12 years. The following table outlines the options outstanding and exercisable as of June 30, 2020:

	June 30, 2020 Number of Warrants Outstanding and Exercisable	Exercise Price	Expiration Date
2019 Consulting Service Agreement Warrants	25,000	$6.6	03/13/2022
2020 Consulting Service Agreement Warrants	16,667	2.5	04/02/2023
	41,667